Leases - Leases in the consolidated balance sheets (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases in the consolidated balance sheets
Additions - depreciation	€ (700,276)
Impairment loss	(38,820)
Balance at the end of the period	4,325,115
Land
Leases in the consolidated balance sheets
Balance at the end of the period	26,073
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the end of the period	3,976,769
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the end of the period	322,249
Advance Payments
Leases in the consolidated balance sheets
Balance at the end of the period	24
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	4,276,533
Foreign currency translation	73,689
Changes in consolidation group	(334)
Additions	719,598
Reclassifications	33,588
Disposals	(47,062)
Balance at the end of the period	5,056,012
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	28,717
Foreign currency translation	447
Changes in consolidation group	(14)
Additions	2,300
Reclassifications	512
Disposals	(1,387)
Balance at the end of the period	30,575
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	3,840,380
Foreign currency translation	65,603
Changes in consolidation group	(3,577)
Additions	694,031
Reclassifications	15,074
Disposals	(20,816)
Balance at the end of the period	4,590,695
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	407,436
Foreign currency translation	7,639
Changes in consolidation group	3,257
Additions	23,243
Reclassifications	18,002
Disposals	(24,859)
Balance at the end of the period	434,718
Gross carrying amount | Advance Payments
Leases in the consolidated balance sheets
Additions	24
Balance at the end of the period	24
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Foreign currency translation	1,641
Changes in consolidation group	1,877
Additions - depreciation	(700,276)
Impairment loss	(38,820)
Reclassifications	(25,482)
Disposals	30,163
Balance at the end of the period	(730,897)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Foreign currency translation	(14)
Changes in consolidation group	4
Additions - depreciation	(3,936)
Impairment loss	(134)
Reclassifications	(128)
Disposals	(294)
Balance at the end of the period	(4,502)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Foreign currency translation	1,364
Changes in consolidation group	1,768
Additions - depreciation	(581,081)
Impairment loss	(38,686)
Reclassifications	(3,424)
Disposals	6,133
Balance at the end of the period	(613,926)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Foreign currency translation	291
Changes in consolidation group	105
Additions - depreciation	(115,259)
Reclassifications	(21,930)
Disposals	24,324
Balance at the end of the period	€ (112,469)